REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables) - Gravitics Inc [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SCHEDULE OF DISAGGREGATION OF REVENUE

The following table presents the Company’s revenue from contracts with customers disaggregated by customer type for the three and six months ended June 30, 2026 and 2025 (amounts in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
U.S. Government	$-	$364	$-	$739
Commercial	-	-	-	284
	$-	$364	$-	$1,023

The following table presents the Company’s revenue from contracts with customers disaggregated by customer type for the years ended December 31, 2025 and 2024 (amounts in thousands):

	Year Ended December 31,
	2025	2024
U.S. Government	$761	$1,014
Commercial	283	1,596
	$1,044	$2,610

SCHEDULE OF UNBILLED REVENUE

The activity within the Company’s unbilled revenue for the three and six months ended June 30, 2026 was as follows (amounts in thousands):

For the Six Months Ended
June 30, 2026
Balance, January 1, 2026	$30
Increase in unbilled revenue	-
Revenue billed	-
Balance, March 31, 2026	30
Increase in unbilled revenue	-
Revenue billed	(30)
Balance, June 30, 2026	$-

The activity within the Company’s unbilled revenue for the years ended December 31, 2025 and December 31, 2024 was as follows (amounts in thousands):

	Year Ended December 31,
	2025	2024
Balance, beginning of year	$226	$-
Increase in unbilled revenue	558	226
Revenue billed	(754)	-
Balance, end of year	$30	$226

SCHEDULE OF DEFERRED REVENUE

The activity within the Company’s deferred revenue for the three and six months ended June 30, 2026 was as follows (amounts in thousands):

For the Six Months Ended
June 30, 2026
Balance, January 1, 2026	$161
Deferral of revenue	1,141
Recognition of revenue	-
Balance, March 31, 2026	1,302
Deferral of revenue	3,084
Recognition of revenue	-
Balance, June 30, 2026	$4,386

The activity within the Company’s deferred revenue for the years ended December 31, 2025 and December 31, 2024 was as follows (amounts in thousands):

	Year Ended December 31,
	2025	2024
Balance, beginning of year	$-	$-
Deferral of revenue	161	-
Recognition of unearned revenue	-	-
Balance, end of year	$161	$-